Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Base rent	$ 4,516	$ 7,639	$ 9,494
Contingent rent	1,439	2,198	2,643
Admission rights	784	1,350	1,577
Parking fees	37	445	725
Averaging of scheduled rent escalation	693	244	570
Commissions	158	259	371
Property management fees	144	172	203
Others	243	91	642
Total revenues from rentals and services	8,014	12,398	16,225
Sale of trading properties	78	462	36
Total revenues from sale of properties	78	462	36
Total revenues from sales, rentals and services	8,092	12,860	16,261
Expenses and collective promotion funds	2,911	4,672	5,572
Total revenues from expenses and collective promotion funds	2,911	4,672	5,572
Revenues	$ 11,003	$ 17,532	$ 21,833